Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

www.faegredrinker.com

February 1, 2021

Via EDGAR Transmission

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Destra Investment Trust, File Nos.: 333-167073; 811-22417

(the “Trust” or “Registrant”)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that the Destra Granahan Small Cap Advantage Fund Prospectus and the Trust’s Statements of Additional Information, each dated February 1, 2021, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in the Trust’s most recent Post-Effective Amendment No. 70 under the 1933 Act, and Amendment No. 71 under the Investment Company Act of 1940, as amended, to the Trust’s Registration Statement on Form N-1A (Accession No. 0001104659-21-008793).

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1146 or, in my absence, to Joshua Deringer at (215) 988-2959.

Sincerely, /s/ Stacie L. Lamb Stacie L. Lamb

cc:	Jane Hong Shissler, Esq.

Joshua B. Deringer, Esq.